Convertible Redeemable Preferred Shares - Accounting (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended		48 Months Ended
	Jan. 31, 2016	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018	Aug. 23, 2018	Feb. 28, 2018	Jan. 09, 2018	Dec. 20, 2017	Mar. 21, 2016	Jan. 18, 2016	Jan. 16, 2015	Aug. 22, 2014
Series A convertible redeemable preferred shares
Temporary Equity [Line Items]
Issuance costs				¥ 190
Mezzanine equity, issued (in shares)		0		8,000,000								8,000,000
Series B convertible redeemable preferred shares
Temporary Equity [Line Items]
Issuance costs				¥ 3,082
Mezzanine equity, issued (in shares)		0		10,476,190							10,476,190
Series C convertible redeemable preferred shares
Temporary Equity [Line Items]
Issuance costs				¥ 0
Mezzanine equity, issued (in shares)		0		4,902,554					4,902,554
Series D convertible redeemable preferred shares
Temporary Equity [Line Items]
Issuance costs				¥ 12,221
Mezzanine equity, issued (in shares)		0		9,750,676			9,750,676	9,750,676
Series D+ convertible redeemable preferred shares
Temporary Equity [Line Items]
Issuance costs				¥ 4,197
Mezzanine equity, issued (in shares)		0		3,497,954		3,497,954
Series E convertible redeemable preferred shares
Temporary Equity [Line Items]
Issuance costs				¥ 7,407
Mezzanine equity, issued (in shares)		0		6,164,979	6,164,979
Series C-1 convertible redeemable preferred shares
Temporary Equity [Line Items]
Mezzanine equity, issued (in shares)		0		1,030,126						1,030,126
Series C-1 convertible redeemable preferred shares | Chinese Rose Investment Limited ("Chinese Rose")
Temporary Equity [Line Items]
Issuance costs	¥ 309
Mezzanine equity, issued (in shares)	1,030,126
Strategic business resources expenses		¥ 0	¥ 5,692